Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock Common Class A Previously reported	Common Stock Common Class A Elimination of historical equity	Common Stock Common Class A Retroactive application of recapitalization	Common Stock Common Class A	Additional Paid - In Capital Previously reported	Additional Paid - In Capital	Retained Earnings (Deficit) Previously reported	Retained Earnings (Deficit)	Previously reported	Total
Beginning Balance at Dec. 31, 2021					$ 2,010	$ 2,010	$ 2,427	$ 2,427	$ 4,437	$ 4,437
Beginning Balance (in shares) at Dec. 31, 2021	514,946	(514,946)	5,292,384	5,292,384
Net loss								(13,290)		(13,290)
Share-based compensation						644				644
Ending Balance at Dec. 31, 2022						2,654		(10,863)		(8,209)
Ending Balance (in shares) at Dec. 31, 2022				5,292,384
Net loss								(22,268)		(22,268)
Conversion of shareholder promissory note						18,501				18,501
Conversion of shareholder promissory note (in shares)				1,459,700
Conversion of convertible notes						2,054				2,054
Conversion of convertible notes (in shares)				550,486
Financing transaction shares						4,641				4,641
Financing transaction shares (in shares)				680,500
Issuance of common stock (in shares)				282,074
Merger recapitalization (Note 3)				$ 1		(1,454)				(1,453)
Merger recapitalization (Note 3) (in shares)				3,691,679
Deferred transaction costs						(7,595)				(7,595)
Share-based compensation						14,061				14,061
Ending Balance at Dec. 31, 2023				$ 1		$ 32,862		$ (33,131)		$ (268)
Ending Balance (in shares) at Dec. 31, 2023				11,956,823